                     UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
"                   Washington, D.C. 20549"

                       Form 13F
                  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
"        DECEMBER 31, 2001"

Check here if Amendment [  ];
  Amendment Number:  _______
  This Amendment (Check only one):
        [   ] is a restatement.
        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         BANKERS TRUST COMPANY
Address:      60 WALL STREET
"                   NEW YORK, NEW YORK 10005"

Form 13F File Number: Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the "report is authorized to submit it, that all information contained " "herein is true, correct and complete, and that it is understood that " "all required items, statements, schedules, lists, and tables, are " considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
     Name:    JEFFREY RUIZ
     Title:   DIRECTOR
     Phone:   212-469-3667

"Signature, Place, and Date of Signing:"
"          JEFFREY RUIZ,"
"         NEW YORK, NEW YORK,"
         02/14/2002

Report type (Check only one):
  [  ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
"  [ X]  13F NOTICE.  (Check here if no holdings reported are in this report,"
        and all holdings are reported by other reporting manager(s).)
  [  ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         Form 13F File Number
         Name Deutsche Bank Aktiengesellschaft